United States
                        Securities and Exchange Commission
                             Washington, D. C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2009


Check here if Amendment [ ] ; Amendment Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:		RidgeWorth Capital Management
Address:	50 Hurt Plaza, Suite 1400
		Atlanta, GA 30303

13F File Number: 28-11308


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Patrick A. Paparelli
Title:		Chief Compliance Officer
Phone:		877-984-7321

Signature		 	     Place		Date of Signing:
Patrick Paparelli                    Atlanta, GA	May 6, 2009



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ] ; Amendment Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:		Ceredex Value Advisors LLC
Address:	300 South Orange Avenue
		Suite 1600
		Orlando, FL 32801

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Josie C. Rosson
Title:		Chief Compliance Officer
Phone:		877-984-7321

Signature		 	     Place		Date of Signing:
Josie C. Rosson	                  Richmond, VA		May 6, 2009



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ] ; Amendment Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:		Certium Asset Management LLC
Address:	50 Hurt Plaza
		Suite 1400
		Atlanta, GA 30303

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Patrick A. Paparelli
Title:		Chief Compliance Officer
Phone:		877-984-7321

Signature		 	     Place		Date of Signing:
Patrick Paparelli                  Atlanta, GA		May 6, 2009



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ] ; Amendment Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:		IronOak Advisors LLC
Address:	919 East Main Street
		Richmond, VA 23219

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Josie C. Rosson
Title:		Chief Compliance Officer
Phone:		877-984-7321

Signature		 	     Place		Date of Signing:
Josie C. Rosson	                  Richmond, VA		May 6, 2009


FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ] ; Amendment Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:		Silvant Capital Management LLC
Address:	50 Hurt Plaza
		Suite 1400
		Atlanta, GA 30308

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Patrick A. Paparelli
Title:		Chief Compliance Officer
Phone:		877-984-7321

Signature		 	     Place		Date of Signing:
Patrick Paparelli                  Atlanta, GA		May 6, 2009

Report Type:
[ ] 13F HOLDINGS REPORT
[X] 13F NOTICE
[ ] 13F COMBINATION REPORT


List of Other Managers Reporting for these Managers:
28-04696    SunTrust Banks, Inc.




WE ARE SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.
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